INCOME TAXES - Origin of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,147	$ 7,866
Deferred tax liabilities	(2,369)	(1,832)
Deferred tax assets (liabilities)	5,778	6,034
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(472)	(523)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(3,926)	(3,991)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	233	200
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(717)	(111)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(334)	(144)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	830	964
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	500	338
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	9,530	9,168
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	134	133
Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	0	0
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,950	11,539
Deferred tax liabilities	(6,172)	(5,505)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15	15
Deferred tax liabilities	(487)	(538)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	150	73
Deferred tax liabilities	(4,076)	(4,064)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	273	277
Deferred tax liabilities	(40)	(77)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	82	13
Deferred tax liabilities	(799)	(124)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	152	162
Deferred tax liabilities	(486)	(306)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,083	1,240
Deferred tax liabilities	(253)	(276)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	531	458
Deferred tax liabilities	(31)	(120)
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,530	9,168
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	134	133
Deferred tax liabilities	0	0
Before Offset Amount | Untaxed reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	$ 0	$ 0